Business Combination	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Business Combination
3.	BUSINESS COMBINATION

In June 2018, HUAHUI GROUP STOCK LIMITED (“HGSL”) entered into an equity transfer agreement relating to the acquisition of 100% of the equity of ZHONGDEHUI (SHENZHEN) EDUCATION DEVELOPMENT CO., LID (“ZDSE”). The acquisition was closed on June 27, 2018. The result of operations of ZDSE is included in the Company’s consolidated financial statements beginning on June 27, 2018.

The following represents the purchase price allocation at the dates of the acquisition:

June 27, 2018
Cash and cash equivalents	$71,016
Other current assets	48,793
Non-current assets	220,634
Current liabilities	(340,141)
Total purchase price	$302

3.	BUSINESS COMBINATION

In June 2018, HUAHUI GROUP STOCK LIMITED (“HGSL”) entered into an equity transfer agreement relating to the acquisition of 100% of the equity of ZHONGDEHUI (SHENZHEN) EDUCATION DEVELOPMENT CO., LID (“ZDSE”). The acquisition was closed on June 27, 2018. The result of operations of ZDSE is included in the Company’s consolidated financial statements beginning on June 27, 2018.

The following represents the purchase price allocation at the dates of the acquisition:

June 27, 2018
Cash and cash equivalents	$71,016
Other current assets	48,793
Non-current assets	220,634
Current liabilities	(340,141)
Total purchase price	$302